Fees and Expenses - BBH U.S. Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	II.Fees and Expenses
Expense Narrative [Text Block]	Effective January 1, 2026, the fee table in the section captioned “Fees and Expenses” on page 1 of the prospectus is deleted in its entirety and replaced with the following:
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Institutional Shares
Management Fees	0.18%
Distribution (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%

*	Fees reflected in the table as of January 1, 2026.